LEASE LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2025
Lease Liabilities
SCHEDULE OF OPERATING LEASE LIABILITIES

Total
Balance at December 31, 2023	$790,023
Interest expense	65,378
Lease payments	(423,157)
Foreign exchange translation	(4,223)
Balance at December 31, 2024	428,021
Interest expense	10,590
Lease payments	(47,714)
Balance at March 31, 2025	$390,897

Which consists of:

	March 31, 2025	December 31, 2024
Current lease liability	$157,994	$154,147
Non-current lease liability	232,903	273,874
Ending balance	$390,897	$428,021

SCHEDULE OF OPERATING MATURITY ANALYSIS
Maturity analysis	March 31, 2025	December 31, 2024
Less than one year	$190,857	$190,856
One to three years	230,092	282,419
Four to five years	28,734	71,836
Total undiscounted lease liabilities	449,683	545,111
Amount representing interest	(58,786)	(117,090)
	$390,897	$428,021